SCHEDULE OF EXCHANGE RATES USED FOR FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2022	Dec. 31, 2021
Period Average [Member] | Revenue and Expenses [Member]
Foreign currency translation exchange rate	6.7284	6.4518
Assets and Liabilities [Member] | Period End Exchange Rate [Member]
Foreign currency translation exchange rate	6.8973	6.3614